Leases - Summary of lease balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Right-of-use assets	R$ 30,022	R$ 21,631	R$ 18,225
Lease liabilities
Current lease liabilities	12,742	6,845
Non-current lease liabilities	22,478	19,012
Total lease liabilities	35,220	25,857	R$ 20,089
Properties
Leases
Right-of-use assets	29,938	21,518
Machinery and equipment
Leases
Right-of-use assets	R$ 84	R$ 113